Dividends - Dividends that Belong to Current Consolidated Reporting Year but Become Effective in Subsequent Consolidated Reporting Year (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of dividend [abstract]
Total amount of dividends (Millions of Yen)	¥ 36,880	¥ 35,355	¥ 39,776
Dividends per share (Yen)	¥ 40	¥ 40	¥ 45
Record date	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Effective date	Jun. 26, 2019	Jun. 27, 2018	Jun. 28, 2017